Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended				23 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 27, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Talent and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(1),(2),(3) ($)	Compensation Actually Paid to Second PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Pre-Bonus Adjusted EBITDA(5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
2023	—	6,660,480	—	3,630,680	2,044,022	623,319	120.17	124.34	211	583
2022	8,468,824	3,305,296	7,987,377	2,823,763	2,904,018	3,534,932	165.01	118.22	444	847
2021	9,472,551	—	22,502,459	—	2,972,826	3,451,653	196.32	147.19	327	660
2020	6,025,299	—	8,091,337	—	1,874,937	1,760,065	109.53	133.81	71	335

Company Selected Measure Name		Pre-Bonus Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Susan Salka was our PEO in 2020, 2021, and 2022. Cary Grace was our PEO in 2022 and 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Brian M. Scott	Brian M. Scott	Jeffrey R. Knudson	Jeffrey R. Knudson
Ralph S. Henderson	Christopher S. Schwartz	Mark Hagan	Mark Hagan
Mark Hagan	Jeffrey R. Knudson	Denise Jackson	Denise Jackson
Denise Jackson	Mark Hagan		Whitney Laughlin
Denise Jackson

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Health Care Services Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Cary Grace ($)	Exclusion of Stock Awards for Cary Grace ($)	Inclusion of Equity Values for Cary Grace ($)	Compensation Actually Paid to Cary Grace ($)
2023	6,660,480	(4,772,195)	1,742,395	3,630,680

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,044,022	(1,301,967)	(118,736)	623,319

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Cary Grace ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Cary Grace ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Cary Grace ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Cary Grace ($)	Total - Inclusion of Equity Values for Cary Grace ($)
2023	2,479,423	(458,523)	—	(278,505)	—	—	1,742,395

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	825,796	(930,711)	—	(13,821)	—	—	(118,736)

Non-PEO NEO Average Total Compensation Amount		$ 2,044,022	$ 2,904,018	$ 2,972,826	$ 1,874,937
Non-PEO NEO Average Compensation Actually Paid Amount		$ 623,319	3,534,932	3,451,653	1,760,065
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Cary Grace ($)	Exclusion of Stock Awards for Cary Grace ($)	Inclusion of Equity Values for Cary Grace ($)	Compensation Actually Paid to Cary Grace ($)
2023	6,660,480	(4,772,195)	1,742,395	3,630,680

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,044,022	(1,301,967)	(118,736)	623,319

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Cary Grace ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Cary Grace ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Cary Grace ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Cary Grace ($)	Total - Inclusion of Equity Values for Cary Grace ($)
2023	2,479,423	(458,523)	—	(278,505)	—	—	1,742,395

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	825,796	(930,711)	—	(13,821)	—	—	(118,736)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Company TSR*

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Inc. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Other NEO Compensation Actually Paid and Pre-Bonus Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Pre-Bonus Adjusted EBITDA during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Pre-Bonus Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the S&P Health Care Services Select Industry Index over the same period.

Comparison of Cumulative TSR of AMN Healthcare Services Inc. and S&P Health Care Services Select Industry Index

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Pre-Bonus Adjusted EBITDA
Revenue
Adjusted EBITDA Performance
Relative TSR

Total Shareholder Return Amount		$ 120.17	165.01	196.32	109.53
Peer Group Total Shareholder Return Amount		124.34	118.22	147.19	133.81
Net Income (Loss) Attributable to Parent		$ 211,000,000	$ 444,000,000	$ 327,000,000	$ 71,000,000
Company Selected Measure Amount		583,000,000	847,000,000	660,000,000	335,000,000
PEO Name	Cary Grace	Cary Grace		Susan Salka	Susan Salka	Susan Salka
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Pre-Bonus Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)	We determined Pre-Bonus Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Pre-Bonus Adjusted EBITDA is a non-GAAP financial measure. More information on the calculation of Pre-Bonus Adjusted EBITDA and a reconciliation of 2023 net income to Pre-Bonus Adjusted EBITDA can be found at Exhibit A to this proxy statement. This performance measure may not have been the most important financial performance measure in prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA Performance
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
P E O 2 Member Exclusion Of Stock Awards For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,772,195)
P E O 2 Member Inclusion Of Equity Values For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,742,395
Non P E O N E O Average Summary Compensation Table Total For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,301,967)
Non P E O N E O Member Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(118,736)
P E O 2 Member Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,479,423
P E O 2 Member Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(458,523)
P E O 2 Member Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
P E O 2 Member Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(278,505)
P E O 2 Member Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
P E O 2 Member Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
P E O 2 Member Total Inclusion Of Equity Values For Cary Grace [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,742,395
Non P E O N E O Member Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		825,796
Non P E O N E O Member Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(930,711)
Non P E O N E O Member Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non P E O N E O Member Average Change In Fair Value From Last Day Of Prior Yearto Vesting Date Of Unvested Equity Awards That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,821)
Non P E O N E O Member Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non P E O N E O Member Average Value Of Dividends Or Other Earnings Paidon Stock Or Option Awards Not Otherwise Included For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non P E O N E O Member Total Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(118,736)
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	$ 8,468,824	$ 9,472,551	$ 6,025,299
PEO Actually Paid Compensation Amount		0	7,987,377	22,502,459	8,091,337
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,660,480	3,305,296	0	0
PEO Actually Paid Compensation Amount		$ 3,630,680	$ 2,823,763	$ 0	$ 0